Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Employee benefits	€ 885	€ 1,003
Termination plans	135	254
Post-employment defined benefit plans	9	8
Other benefits	741	741
Dismantling of assets	26	25
Other provisions	720	413
Total	1,631	1,441
Non-current
Employee benefits	4,093	5,395
Termination plans	241	374
Post-employment defined benefit plans	329	400
Other benefits	3,523	4,621
Dismantling of assets	502	552
Other provisions	1,910	1,715
Total	6,505	7,662
Total
Employee benefits	4,978	6,398
Termination plans	376	628	€ 785
Post-employment defined benefit plans	338	408
Other benefits	4,264	5,362
Dismantling of assets	528	577
Other provisions	2,630	2,128
Total	€ 8,136	€ 9,103